Warrants and Unit Purchase Options (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 25, 2009 USD ($) $ / shares $ / Unit shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,600,000
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Share Price | $ / shares	$ 11.50
Investment Warrants Expiration Date Range End	Nov. 18, 2014
Underwriters Discount Percentage	7.00%
Underwriters Discount Contingent Percentage	4.00%
Unit Purchase Option Price | $	$ 100
Fair Value Assumptions, Expected Volatility Rate		35.00%
Fair Value Assumptions, Risk Free Interest Rate		2.59%
Fair Value Assumptions, Risk Free Interest Rate		5 years
Class of Warrant or Right, Outstanding | shares			0
Unit Purchase Options Outstanding | shares			0
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 10.00
Cohen Securities [Member]
Class of Warrant or Right [Line Items]
Investment Warrants Expiration Date Range Start	Dec. 16, 2010
Investment Warrants Expiration Date Range End	Nov. 18, 2014
Unit Purchase Option Price | $	$ 100
Black Scholes Option Price | $ / Unit	2.14
Percentage Of Units Sold In Offering	10.00%
Percentage Of Public Offering Price	150.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 15.00
Unit Purchase Options [Member]
Class of Warrant or Right [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.001
Class of Warrant or Right, Outstanding | shares		0	0
Unit Purchase Options Outstanding | shares	360,000	0	0